CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 661,407	$ 99,184	¥ 787,257
Restricted cash	27,072	4,060	48,144
Short-term investment	10,000	1,500	50,000
Accounts receivable, net of allowance for doubtful accounts of RMB 670 as of December 31, 2015 and September 30, 2016	410,384	61,541	364,782
Inventories	357,387	53,593	334,347
Advances to suppliers	96,947	14,538	34,668
Deferred tax assets	13,940	2,090	13,815
Prepayments and other current assets	79,910	11,983	112,122
Amounts due from related parties	33,926	5,088	37,565
Total current assets	1,690,973	253,577	1,782,700
Investments in cost method investees	20,057	3,008	13,307
Property and equipment, net	94,908	14,232	59,208
Intangible assets, net	24,865	3,729	20,128
Other non-current assets	15,991	2,398	13,830
TOTAL ASSETS	1,846,794	276,944	1,889,173
Current liabilities:
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,783 and RMB1,998 as of December 31, 2015 and September 30, 2016, respectively)	378,842	56,811	457,493
Notes payable	60,390	9,056	31,088
Income tax payables	11,601	1,740	7,793
Accrued expenses and other current liabilities (including other current liabilities of the consolidated VIE without recourse to the Company of RMB45,078 and RMB27,715 as of December 31, 2015 and September 30, 2016, respectively)	142,188	21,323	150,859
Amounts due to related parties	7,469	1,120	7,469
Total current liabilities	600,490	90,050	654,702
TOTAL LIABILITIES	600,490	90,050	654,702
Commitments (Note 8)
Baozun Inc. Shareholders' equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 151,471,369 and 150,282,928 shares issued and outstanding as of December 31, 2015 and September 30, 2016, respectively)	93	14	93
Additional paid-in capital	1,512,918	226,875	1,535,665
Accumulated deficit	(295,189)	(44,266)	(320,499)
Accumulated other comprehensive income	29,004	4,349	19,212
Total Baozun Inc. shareholders’ equity	1,246,826	186,972	1,234,471
Noncontrolling interests	(522)	(78)	0
Total equity	1,246,304	186,894	1,234,471
TOTAL LIABILITIES AND EQUITY	¥ 1,846,794	$ 276,944	¥ 1,889,173